S000004435 [Member] Investment Strategy - iShares Morningstar Small-Cap Value ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $29.91 billion. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and financial services industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.